N-2	6 Months Ended
Sep. 30, 2024 $ / shares
Cover [Abstract]
Entity Central Index Key	0002017579
Amendment Flag	false
Document Type	N-CSRS
Entity Registrant Name	Privacore PCAAM Alternative Income Fund
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

The Fund’s primary investment objectives are to seek to achieve high current income and modest capital appreciation. The Fund’s secondary objective is capital preservation. The Fund seeks to achieve its investment objectives by investing primarily in lending directly or indirectly to performing businesses, broadly defined as providing capital or assets to businesses or individuals in exchange for regular payments, or through the provision of capital to businesses or individuals by acquiring assets from those businesses or individuals that produce regular cash flows as an alternative to a traditional loan, such as receivables factoring or a sale and leaseback of real estate or equipment. In receivables factoring, companies sell their accounts receivable (unpaid invoices) at a discount to a third-party manager (a “Factor”) for cash. The Factor may create a fund of such transactions in which investors may participate. The Factor assumes responsibility for collecting payment from the customers, seeking to generate a payment greater than the negotiated purchase price and a return for investors.

Risk Factors [Table Text Block]

12. Risk Factors

An investment in the Fund involves material risks, including performance risk, liquidity risk, business and financial risk, risks associated with the use of leverage, valuation risk, tax risk and other risks that should be carefully considered prior to investing and investing should only be considered by persons financially able to maintain their investment and who can afford a loss of a substantial part or all of such investment.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

8. Capital Share Transactions

The Fund’s Shares will generally be offered on each business day. The minimum initial investment in the Fund by any investor in Class I Shares is $1,000,000, the minimum initial investment for Class D Shares and Class S Shares is $25,000. However, the Fund reserves the right, in its sole discretion, to waive the minimum initial investment amounts for investments by current or retired officers and Trustees of the Fund and other funds managed by the Adviser, as well as their family members; current or retired officers, directors and employees of the Adviser and certain participating affiliated companies of the Adviser; the immediate family members of any such officer, Trustee or employee (including parents, spouses, children, fathers/mothers-in-law, daughters/sons-in-law, and domestic partners); and a trust or plan established primarily for the benefit of any of the foregoing persons. In addition, the minimum initial investment amounts may be reduced in the discretion of the Adviser based on consideration of various factors,including the investor’s overall relationship with the Adviser, the investor’s holdings in other funds affiliated with the Adviser, and such other matters as the Adviser may consider relevant at the time. The Fund, in the sole discretion of the Adviser, may also aggregate the accounts of clients of registered investment advisers and other financial intermediaries whose clients invest in the Fund for purposes of determining satisfaction of minimum investment amounts.

Class S Shares and Class D Shares in the Fund will be offered at their current net asset value less a maximum sales charge or placement fee of 3.50% and 1.50% of the subscription amount, respectively. The Fund may elect to reduce, otherwise modify or waive the sales charge with respect to any Shareholder.

The Fund provides a limited degree of liquidity to the Shareholders by conducting quarterly offers to repurchase its Shares at their NAV on the date on which the repurchase price for Shares is determined (the “Valuation Date”). Each repurchase offer will be for no less than 5% nor more than 25% of the Fund’s Shares outstanding. If the value of Shares tendered for repurchase exceeds the value the Fund intended to repurchase, the Fund may determine to repurchase less than the full number of Shares tendered. In such event, Shareholders will have their Shares repurchased on a pro rata basis, and tendering Shareholders will not have all of their tendered Shares repurchased by the Fund.

The following table summarizes the Capital Share transactions for the period July 29, 2024 through September 30, 2024:

	For the Period Ended September 30, 2024*
	Shares	Dollar Amounts
Class I
Proceeds from shares issued	2,800,000	$28,000,000
Net increase	2,800,000	$28,000,000

*  Commencement of operations on July 29, 2024.

Risk Factors [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

An investment in the Fund involves material risks, including performance risk, liquidity risk, business and financial risk, risks associated with the use of leverage, valuation risk, tax risk and other risks that should be carefully considered prior to investing and investing should only be considered by persons financially able to maintain their investment and who can afford a loss of a substantial part or all of such investment.

Class I [Member]
General Description of Registrant [Abstract]
NAV Per Share	$ 10.05